SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Feb. 26, 2021 USD ($) $ / shares
Dividends [Abstract]
Dividend declare date	Feb. 26, 2021
Dividend declared (in dollars per share) | $ / shares	$ 0.02
Dividends | $	$ 3.0
Dividend paid date	Mar. 30, 2021